Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan

Note 1. Description of the Plan

The following description of the Hancock Whitney Corporation 401(k) Savings Plan (the “Plan”) provides only general information. Participants should refer to the Summary Plan Description for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan established under the provisions of Section 401(a) of the Internal Revenue Code (“IRC”), which includes a qualified cash or deferred arrangement as described in Section 401(k) of the IRC for eligible employees of Hancock Whitney Corporation and its subsidiaries (the “Company” and the “Sponsor”). Prior to January 1, 2026, all full-time and part-time employees of the Company who have completed 60 days of continuous service and are age 18 or older are eligible to participate. Effective January 1, 2026, all full-time and part-time employees who have attained the age of 18 are eligible to participate in the Plan on the first day of the month immediately following their date of hire or attainment of age 18. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Plan Administration

The Plan is administered by the Compensation Committee of the board of directors of the Sponsor through the Human Resources department of Hancock Whitney Bank, a subsidiary of the Sponsor, and supported by other Hancock Whitney Bank internal committees that assist in oversight and decision-making. Empower Trust Company, LLC serves as the Plan’s record keeper and custodian of its assets. Hancock Whitney Bank also serves as the Plan’s Trustee through its Trust and Asset Management department.

Contributions

Eligible employees could elect to defer compensation up to the Internal Revenue Service (“IRS”) limitation of $23,500 in 2025 and $23,000 in 2024. Participants who had attained age 50 by the end of the plan year had the option to defer up to an additional $7,500 in 2025 and 2024, through the Plan’s catch-up contribution provisions. Further, beginning in 2025, participants who attained the age of 60 through 63 during the plan year had the option to defer up to a total of $11,250 in catch-up contributions. The Company offers a safe harbor match of 100% of the first 1% of compensation deferred by a participant, and 50% of the next 5% of eligible compensation deferred.

The Plan has an automatic deferral feature. Unless eligible employees opt out or elect to contribute a different percentage, default elective deferrals are made on behalf of employees on a pre-tax basis in an amount equal to 3% of eligible compensation and automatically increase 1% annually to a maximum deferral of 6%.

The Hancock Whitney Corporation Pension Plan and Trust Agreement (the “Pension Plan”), another benefit plan of the Sponsor, was closed to new entrance after January 1, 2018. For Pension Plan participants whose combined age plus years of service as of January 1, 2018 totaled less than 55, each participant’s accrued benefits were frozen as of January 1, 2018; for such Pension Plan participants, the Company provides an enhanced contribution to the Plan in the amount of 2%, 4% or 6% of the Plan participant’s eligible compensation, based on the Plan participant’s current age and years of service to the Company. The Company provides a basic contribution equal to 2% of the participant's eligible compensation for employees hired or rehired after June 30, 2017 and employees not eligible for the pension plan or enhanced contribution.

Participant Accounts

Each participant's account is credited with their contributions, the Company’s contributions, and allocation of the Plan earnings or losses generated by their elected investments, and is also charged with certain record-keeping expenses. Allocations of earnings and losses generated by their elected investment are based on participants’ account balances, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account less record-keeping expenses, which are charged per participant account. The Plan has an employee stock ownership plan component that allows participants to elect to receive a cash distribution of all of the dividends payable on the shares of Hancock Whitney Corporation common stock credited to the participants’ stock accounts as of the record date.

Vesting

Participants are immediately vested in their contributions plus actual earnings thereon. The Company’s safe harbor matching contributions and associated earnings or losses vest immediately after the participant has completed two years of service. The Company’s basic and enhanced contributions will vest after the participant has completed three years of service. All participants vest 100% upon termination of employment due to death or permanent disability.

Forfeitures

Amounts not vested are forfeited upon a participant’s termination. Forfeitures are used to reduce employer contributions and Plan expenses. At December 31, 2025 and 2024, the forfeited amounts available for reducing future employer contributions and Plan expenses were $241,417 and $74,899, respectively. During 2025 and 2024, forfeitures totaling $322,487 and $589,084 respectively, were used to reduce employer contributions and Plan expenses.

Investment Options

The Plan allows participants to direct contributions into various investment options. As of December 31, 2025 and 2024, the Plan’s investment options included mutual funds, fixed annuities, collective trust funds and Hancock Whitney Corporation common stock.

Notes Receivable from Participants

Participants are allowed to borrow from their accounts in amounts ranging from a minimum of $1,000 to a maximum of 50% of the account balance, not to exceed $50,000. Loan maturities generally range from one to five years with one loan outstanding at any time. The loans are collateralized by the balance in the participant's account and are to bear interest at the prime rate as reported in the Wall Street Journal plus 1% or such other rate determined by the Plan Administrator on a uniform and consistent basis. The interest rate on outstanding loan balances ranged between 4.25% and 9.50% in 2025 and 2024. Principal and interest are paid ratably through payroll deductions or directly for those that are no longer employed by the Company. Upon origination of a loan, participants are charged an administrative fee that is reflected in administrative expenses in the statements of changes in net assets available for benefits. Participant loans are presented as notes receivable from participants in the statements of net assets available for plan benefits.

The Plan administrator declares a default if the participant fails to pay any regular installment of principal and interest when due and such failure continues until the last day of the calendar quarter following the quarter in which the failure first occurred. Should a default occur and be continuing, the trustee will report the amount of the principal and accrued interest as a deemed distribution as of the last day of the calendar year in which the default occurs.

Payment of Benefits

Upon termination of service due to death, disability, retirement, or otherwise, a participant may elect to receive the vested value of his or her account through a lump-sum payment, installments, or annual withdrawals. Distributions are automatically in the form of a lump sum payment for vested participant account balances of $7,000 or less after April 1, 2024 or $5,000 or less prior to April 1, 2024. Required minimum distributions are made to participants who have retired and who have attained aged 73 in the absence of other distribution elections that meet the minimum distribution requirements.

In-service withdrawals are available in certain limited circumstances as described in the Plan document. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need as described in the Plan document. Hardship withdrawals are strictly regulated by the IRS.